Schedule of Plant, Property and Equipment Estimated Lives Under Straight - line Method (Details)	Jun. 30, 2025	Dec. 31, 2024
Minimum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Minimum [Member] | Decoration and Renovation [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Maximum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years	10 years
Maximum [Member] | Decoration and Renovation [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years	10 years